Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 2,255,584	$ 2,989,558	$ 11,367,590	$ 11,625,404
General and administrative	2,504,001	1,215,885	5,265,995	5,861,151
Total operating expenses	4,759,585	4,205,443	16,633,585	17,486,555
Loss from operations	(4,759,585)	(4,205,443)	(16,633,585)	(17,486,555)
Grant income	35,657	8,670	131,281	369,688
Interest (expense) income, net	(271,775)	1,078	(482,204)	19,622
Other income, net		997	997	27,022
Total other (expense) income	(236,118)	10,745	(349,926)	416,332
Net loss and comprehensive loss	(4,995,703)	(4,194,698)	(16,983,511)	(17,070,223)
Reconciliation to net loss attributable to common stockholders:
Net loss and comprehensive loss	(4,995,703)	(4,194,698)	(16,983,511)	(17,070,223)
Extinguishment of preferred stock			224,224
Accretion of preferred stock to redemption value	(943,297)	(1,015,371)	(4,152,801)	(348,436)
Net Loss attributable to common stockholders	$ (5,939,000)	$ (5,210,069)	$ (20,912,088)	$ (17,418,659)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.06)	$ (7.07)	$ (24.52)	$ (31.14)
Weighted average number of common shares used in computing net loss per share attributable to common stockholders, basic and diluted	5,605,151	737,016	852,665	559,419